Restructuring Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restructuring Cost and Reserve [Line Items]
Restructuring expense	$ 6	$ 61	$ 61
Share-based compensation	114	117	195
Accrued restructuring expense		6
Restructuring expense [Member]
Restructuring Cost and Reserve [Line Items]
Share-based compensation	$ 3	$ 47	$ 58